INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	December 31,
	2019	2020
	RMB	RMB

Crude oil and other raw materials	89,908	60,155
Work in progress	12,687	13,053
Finished goods	91,554	78,415
Spare parts and consumables	2,578	3,372
	196,727	154,995
Less: Allowance for diminution in value of inventories	(2,585)	(3,100)
	194,142	151,895

Schedule of allowance for diminution in value of inventories

	2018	2019	2020
	RMB	RMB	RMB

Balance as of January 1	1,165	6,389	2,585
Allowance for the year	5,538	1,616	11,689
Reversal of allowance on disposal	(114)	(199)	(328)
Written off	(217)	(5,233)	(10,795)
Others	17	12	(51)
Balance as of December 31	6,389	2,585	3,100